Document and Entity Information	Jun. 25, 2020
Cover [Abstract]
Entity Registrant Name	MEREDITH CORP
Amendment Flag	false
Entity Central Index Key	0000065011
Document Type	8-K
Document Period End Date	Jun. 25, 2020
Entity Incorporation State Country Code	IA
Entity File Number	1-5128
Entity Tax Identification Number	42-0410230
Entity Address, Address Line One	1716 Locust Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50309-3023
City Area Code	(515)
Local Phone Number	284-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1
Trading Symbol	MDP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false